Dreyfus

Intermediate Municipal

Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            21   Statement of Assets and Liabilities

                            22   Statement of Operations

                            23   Statement of Changes in Net Assets

                            24   Financial Highlights

                            25   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                 Dreyfus Intermediate Municipal

                                                                Bond Fund, Inc.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the six-month period from June 1, 2000 through November 30, 2000. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Monica Wieboldt.

Municipal bond prices rose modestly over the six-month reporting period. Positive supply-and-demand influences helped support a municipal bond market rally, and most sectors of the municipal bond market benefited from slowing economic growth. In addition to the moderating effects of the Federal Reserve Board' s interest-rate hikes during 1999 and the first half of 2000, the U.S. economy has slowed in response to higher energy prices and a weak euro.

In general, the overall investment environment that prevailed in the second half of the 1990s provided returns well above their historical averages, establishing unrealistic expectations for some investors. We believe that as the risks of the stock market have become more apparent recently, the relative stability and income potential of municipal bonds can make them an attractive investment as part of a well-balanced portfolio.

For more information about the economy and financial markets, we encourage you to visit the Market Commentary section of our website at www.dreyfus.com. Or, to speak with a Dreyfus customer service representative, call us at 1-800-782-6620

Thank you for investing in Dreyfus Intermediate Municipal Bond Fund, Inc.

Sincerely,
/s/Stephen E. Canter

Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

December 15, 2000




DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Portfolio Manager

How did Dreyfus Intermediate Municipal Bond Fund, Inc. perform during the period?

For the six-month reporting period ended November 30, 2000, Dreyfus Intermediate Municipal Bond Fund, Inc. achieved a 5.22% total return.(1) In comparison, the fund' s peer group, as measured by the Lipper Intermediate Municipal Debt Funds category average, achieved a 5.43% total return for the same period.(2)

We attribute the fund's competitive absolute performance to a relatively strong investment environment for municipal bonds. The market rally was driven primarily by signs of an economic slowdown in the U.S., as well as positive
supply-and-demand    factors    affecting    municipal    bonds.

What is the fund's investment approach?

The fund seeks as high a level of federally tax-exempt income as is consistent with the preservation of capital. The fund includes bonds from issuers throughout the United States. In addition, we also seek to manage the fund for a competitive total return.

When managing the fund, we first attempt to add value by selecting investment-grade tax-exempt bonds in the maturity ranges that we believe are most likely to provide attractive returns. These bonds comprise the portfolio's long-term core position. We augment the core position with bonds that we believe have the potential to provide both current income and capital appreciation

What other factors influenced the fund's performance?

Favorable economic and market conditions positively influenced the fund over the past six months. When the reporting period began, the U.S. economy was growing strongly, raising concerns that long-dormant inflationary pressures might reemerge. The Federal Reserve Board (the "Fed") had already raised short-term
interest    rates    several     The    Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

times in 1999 and early 2000, with the latest and largest rate hike coming in May just before the reporting period began. However, tax-exempt yields declined modestly -- and prices rose -- during the time when the Fed did not change interest rates at its meetings in June, August, October and November of 2000. The Fed held monetary policy steady because of signs that its previous rate hikes were having the desired effect of slowing the economy. Fewer housing starts, moderating growth and little change in the core inflation rate may suggest that the Fed's restrictive monetary policies could be near an end.

In addition, the strength of the economy helped keep municipal bond yields relatively low compared to taxable bond yields. Most states and their municipalities enjoyed higher tax revenues, resulting in a significantly reduced supply of securities compared to the same period one year earlier. At the same time that the supply of new bonds was falling, demand was strong from individuals and financial institutions seeking to protect their wealth from heightened volatility in the stock market.

In this environment, liquidity -- the ease with which securities can be bought and sold -- became an even more important factor. Accordingly, we placed greater emphasis on insured bonds, bonds from well known issuers and highly rated bonds, all of which tend to be highly liquid. In addition, as the market rose, we sought to protect prevailing yields by shifting some assets from short-term securities to longer term, higher yielding bonds that we believed had the potential to provide greater protection from market volatility.

On   the   other   hand,   prices  of  the  fund' s  long-standing  holdings  of
corporate-backed,   income-oriented   bonds   have   lagged  their  more  liquid
counterparts.


What is the fund's current strategy?

After the market' s substantial rally and in light of evidence of a continuing economic slowdown, we have recently backed off of our relatively aggressive posture, preferring instead to adopt a more conservative approach in advance of
traditional    year-end     market    pressures.

This shift included the sale of bonds priced at a discount to their face value, which performed well during the market rally but generally lag as they approach par value. We have deployed some of those assets into premium coupon bonds in the 10- to 15-year maturity range, where we have found attractive values compared to other maturity ranges.

December 15, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURN WOULD HAVE BEEN LOWER.

(2)  SOURCE: LIPPER INC.

                                                             The Fund

STATEMENT OF INVESTMENTS

November 30, 2000 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS--97.9%                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.9%

Bay Minette Industrial Development Board, IDR

   (Coltec Industries, Inc) 6.50%, 2/15/2009                                                  4,505,000                4,479,322

McIntosh Industrial Development Board, EIR

   4.65%, 6/1/2008                                                                            5,500,000                5,330,985

ALASKA--4.8%

Alaska Industrial Development and Export Authority,

   Revolving Fund 6.375%, 4/1/2008                                                            3,000,000                3,111,750

Alaska Housing Finance Corp.:

   5.75%, 12/1/2009 (Insured; MBIA)                                                           8,680,000                9,028,068

   5.30%, 12/1/2012 (Insured; MBIA)                                                           2,395,000                2,386,162

Alaska Student Loan Corp., Student Loan Revenue:

   5.60%, 7/1/2011 (Insured; AMBAC)                                                           4,700,000                4,786,433

   5.70%, 7/1/2013 (Insured; AMBAC)                                                           5,990,000                6,085,181

   6%, 7/1/2016 (Insured; AMBAC)                                                              6,380,000                6,612,423

Anchorage:

   5.875%, 12/1/2015 (Insured; FGIC)                                                          2,365,000                2,496,778

   5.875%, 12/1/2016 (Insured; FGIC)                                                          1,500,000                1,576,395

   Electric Utility Revenue:

      6.50%, 12/1/2008 (Insured; MBIA)                                                        2,755,000                3,071,908

      6.50%, 12/1/2009 (Insured; MBIA)                                                        2,910,000                3,267,057

      5.875%, 12/1/2012 (Insured; FSA)                                                        3,175,000                3,373,501

Northern Tobacco Securitization Corporation,

  Tobacco Settlement Revenue

   6%, 6/1/2013                                                                               5,245,000                5,280,823

ARIZONA--1.8%

Maricopa County Industrial Development Authority:

  Hospital Facility Revenue (Samaritan Health Services)

      7.15%, 12/1/2004 (Insured; MBIA)                                                        9,835,000               10,540,563

   Hospital Systems Revenue (Baptist Hospital)

      5.20%, 9/1/2005 (Insured; MBIA)                                                         3,125,000                3,216,781

Mesa Industrial Development Authority, Revenue

  (TRW Vehicle Safety Systems, Inc.)

   7.25%, 10/15/2004                                                                          5,000,000                5,082,450

CALIFORNIA--1.6%

California 7.08%, 12/1/2013                                                                   5,000,000  (a,b)         5,227,950

California Statewide Community Development Authority:

  Apartment Development Revenue

      (Irvine Apartment Communities) 5.10%, 5/15/2025                                         4,000,000                3,937,760

   MFHR 5.20%, 12/1/2029                                                                      3,000,000                2,997,870


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

Student Education Loan Marketing Corporation,

  Student Loan Revenue:

      6.70%, 7/1/2008                                                                         2,500,000                2,589,075

      6.75%, 7/1/2008                                                                         2,500,000                2,596,575

COLORADO--3.9%

Bowles Metropolitan Distict, 4.25%, 12/1/2023

   (LOC; U.S. Bank National Association)                                                      5,000,000                4,815,450

E-470 Public Highway Authority, Revenue

   Zero Coupn, 9/1/2010 (Insured; MBIA)                                                      30,000,000               18,350,700

El Paso County School District

  (Number 11 Colorado Springs):

      6.25%, 12/1/2009                                                                        1,000,000                1,110,780

      6.50%, 12/1/2010                                                                        2,000,000                2,266,740

      6.50%, 12/1/2011                                                                        2,040,000                2,329,068

Interlocken Metropolitan District:

   Zero Coupon, 12/15/2007                                                                    2,835,000                1,984,472

   Zero Coupon, 12/15/2008                                                                    2,835,000                1,879,095

Metropolitan Football Stadium District, Sales Tax Revenue

   Zero Coupon, 1/1/2008 (Insured; MBIA)                                                     12,000,000                8,448,480

CONNECTICUT--1.0%

Connecticut, Revenue

  (Mashantucket Western Pequot Tribe);

      6.50%, 9/1/2006 (Escrowed to Maturity)                                                  2,475,000                2,722,574

      6.50%, 9/1/2006                                                                         2,525,000                2,690,034

      5.60%, 9/1/2009                                                                         1,000,000                  998,540

      5.70%, 9/1/2012                                                                         2,400,000                2,371,464

Connecticut Development Authority, PCR

   (United Illuminating) 4.35%, 6/1/2026                                                      2,125,000                2,062,461

DISTRICT OF COLUMBIA--1.1%

District of Columbia, Revenue (American University)

   5.50%, 10/1/2011 (Insured; AMBAC)                                                          5,435,000                5,607,235

Metropolitan Airports Authority, Airport Revenue

   5.75%, 10/1/2011 (Insured; MBIA)                                                           5,750,000                5,949,353

FLORIDA--1.7%

Dade County, Resource Recovery Facility Revenue

   5.20%, 10/1/2005 (Insured; AMBAC)                                                          7,880,000                8,046,426

Orange County, Tourist Development Tax Revenue

   5%, 10/1/2015 (Insured; MBIA)                                                              5,000,000                4,932,200

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA (CONTINUED)

Palm Beach County, Solid Waste IDR

   (Okeelanta Power L.P. Project) 6.50%, 2/15/2009                                            3,600,000  (c)           2,124,000

Pinellas County, RRR

   5.10%, 10/1/2003 (Insured; MBIA)                                                           2,915,000                2,949,135

GEORGIA--1.1%

Atlanta, Airport Facilities Revenue:

   6%, 1/1/2007 (Insured; AMBAC)                                                              5,780,000                6,187,663

   Zero Coupon, 1/1/2010 (Insured; MBIA)                                                      9,600,000                5,694,624

ILLINOIS--5.4%

Carol Stream, First Mortgage Revenue

   (Windsor Park Manor) 6.50%, 12/1/2007                                                      3,000,000                2,986,020

Chicago O'Hare International Airport:

  Passenger Facility Charge Revenue

      5.50%, 1/1/2008 (Insured; AMBAC)                                                        5,000,000                5,218,600

   Special Facility Revenue:

      5.555%, 4/1/2011                                                                        2,750,000  (a,b)         2,227,390

      (United Airlines, Inc.)

         5.35%, 9/1/2016                                                                      6,870,000                5,975,182

Hoffman Estates, Tax Increment Revenue

  (Area Economic Development)

   5.25%, 11/15/2009                                                                         10,000,000               10,154,800

Illinois Development Finance Authority, Providers Facility

  Acquisition Revenue, (Community Rehabilitation):

      5.60%, 7/1/2003                                                                         1,485,000                1,483,292

      5.60%, 7/1/2004                                                                         1,000,000                  992,910

      5%, 7/1/2006                                                                            2,245,000                2,139,440

      5.90%, 7/1/2009                                                                         1,325,000                1,290,696

Illinois Educational Facilities Authority, Revenue

   (Illinois Institute of Technology) 6.60%, 12/1/2009                                        2,665,000                2,864,209

Illinois Health Facilities Authority, Revenue:

  (Central Dupage Health Wyndemere Retirement

      Community) 6.125%, 11/1/2007 (Insured; MBIA)                                            4,400,000                4,585,416

   (Evangelical Hospital):

      6.75%, 4/15/2007                                                                        2,035,000                2,193,058

      6.75%, 4/15/2007 (Prerefunded 4/15/2002)                                                1,055,000  (d)           1,107,022

   (Southern Illinois Hospital Services) 6.50%, 3/1/2007

      (Insured; MBIA, Prerefunded 3/1/2002)                                                   4,000,000  (d)           4,176,800

Illinois Student Assistance Commission

  Student Loan Revenue:

      5.45%, 9/1/2005                                                                         2,050,000                2,102,808

      5.55%, 9/1/2006                                                                         4,000,000                4,133,720


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Normal, EDR (Dayton--Hudson Corp. Project)

   6.75%, 11/1/2001                                                                           3,400,000                3,455,556

INDIANA--8.4%

Boonville Junior High School Building Corp.,

   First Mortgage Revenue 6.80%, 7/1/2005                                                     3,100,000                3,249,978

Brownsburg School Building Corp.,

  First Mortgage Revenue:

    5.80%, 8/1/2008

         (Insured; FSA, Prerefunded 2/1/2005)                                                 2,650,000  (d)           2,821,905

      5.90%, 8/1/2009

      (Insured; FSA, Prerefunded 2/1/2005)                                                    2,895,000  (d)           3,093,684

Central High School Building Corp., First Mortgage

   5.50%, 8/1/2009 (Insured; AMBAC)                                                           3,960,000                4,150,120

Indiana Bond Bank (Hendricks Special Hospital Program)

   6.90%, 4/1/2006                                                                            3,000,000                3,129,870

Indiana Development Finance Authority, PCR

  (Inland Steel Company Project Number 13):

      5.75%, 10/1/2011                                                                       11,500,000                8,918,710

      7.25%, 11/1/2011                                                                       10,330,000                8,965,717

Indiana Health Facility Financing Authority, HR

  (Clarian Health Partners, Inc.):

      5.50%, 2/15/2010                                                                        3,000,000                3,056,250

      5.50%, 2/15/2011                                                                        5,000,000                5,067,100

Indiana Municipal Power Agency,

  Power Supply Systems Revenue

   5.70%, 1/1/2006 (Insured; MBIA)                                                            8,400,000                8,785,392

Indiana Transportation Finance Authority,

  Airport Facilities LR (United Air)

   6.50%, 11/1/2007 (Prerefunded 11/1/2002)                                                   2,675,000  (d)           2,827,689

Indianapolis Local Public Improvement Bond Bank:

   6.30%, 2/1/2004                                                                            2,800,000                2,934,904

   6.40%, 2/1/2005                                                                            3,000,000                3,191,400

   6.50%, 1/1/2011 (Insured; FSA)                                                             6,415,000                7,242,920

Knox County Hospital Association, LR

   5.65%, 7/1/2008 (Insured; MBIA)                                                            4,150,000                4,284,709

North Montgomery Elementary School Building Corp.,

   First Mortgage Revenue 6.50%, 7/1/2006                                                     5,665,000                5,991,077

Plymouth Multi-School Building Corp.

  (First Mortgage-Plymouth Community School)

   5.50%, 7/1/2005 (Insured; MBIA)                                                            3,000,000                3,109,740

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDIANA (CONTINUED)

Westfield High School Building Corp.,

  First Mortgage Revenue:

    5.45%, 7/15/2009

         (Insured; AMBAC, Prerefunded 7/15/2005)                                              5,000,000  (d)           5,274,250

      5.25%, 7/5/2013 (Insured; AMBAC)                                                        3,000,000                3,016,560

IOWA--.9%

Ames, HR (Mary Greeley Medical Center Project)

   6.25%, 8/15/2006 (Insured; AMBAC)                                                          4,320,000                4,510,296

Council Bluffs, IDR (Cargill, Inc. Project) 7%, 3/1/2007                                      4,400,000                4,597,692

KENTUCKY--1.4%

Carrolton and Henderson Public Energy Authority,

  Gas Revenue (Kentucky Trust)

   5%, 1/1/2006 (Insured; FSA)                                                                4,500,000                4,374,945

Kenton County Airport Board, Airport Revenue

  (Cincinnati/Northern Kentucky International)

   5.75%, 3/1/2009 (Insured; MBIA)                                                            3,710,000                3,882,960

Mount Sterling, LR (Kentucky League Cities Funding)

   5.625%, 3/1/2003                                                                           6,000,000                6,118,800

LOUISIANA--1.5%

Louisiana Public Facilities Authority, Revenue:

   6.60%, 11/15/2012                                                                          4,430,000                4,647,867

   6.60%, 11/15/2012 (Prerefunded 11/15/2002)                                                 3,635,000  (d)           3,847,684

   (Louisiana Association of Independent Colleges

      and Universities) 6.50%, 12/1/2002                                                      2,155,000                2,198,272

Saint Charles Parish, PCR

   5.895%, 10/1/2003                                                                          5,125,000  (a,b)         5,105,525

MARYLAND--1.0%

Northeast Waste Disposal Authority, RRR

  (Baltimore Resco Retrofit Project):

      4.75%, 1/1/2012                                                                         6,900,000                5,772,609

      5%, 1/1/2012                                                                            5,000,000                4,331,450

MASSACHUSETTS--2.5%

Boston Industrial Development Financing Authority,

  Sewage Facility Revenue (Harbor Electric Energy Co.)

   7.10%, 5/15/2002                                                                           1,550,000                1,581,202

Massachusetts :

   6.40%, 8/1/2003                                                                            3,175,000                3,332,639

   Consolidated Loan 5%, 9/1/2005                                                            10,000,000               10,209,000


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS (CONTINUED)

Massachusetts Housing Finance Agency

  Housing Revenue:

      6.30%, 7/1/2007 (Insured; AMBAC)                                                        2,795,000                2,918,846

      6.35%, 7/1/2008 (Insured; AMBAC)                                                        3,005,000                3,137,971

      6.40%, 7/1/2009 (Insured; AMBAC)                                                        3,275,000                3,419,722

Plymouth County, COP (Correctional Facilities Project)

   5%, 4/1/2015 (Insured; AMBAC)                                                              2,025,000                1,979,276

MICHIGAN--7.3%

Detroit Local Development Finance Authority

   5.20%, 5/1/2010                                                                            5,745,000                5,820,949

Greater Detroit Resource Recovery Authority, Revenue:

   6.25%, Series A, 12/13/2008 (Insured; AMBAC)                                              11,000,000               12,087,460

   6.25%, Series B, 12/13/2008 (Insured; AMBAC)                                               7,755,000                8,521,659

Michigan Hospital Finance Authority, Revenue:

  (Ascension Health Credit):

      5.375%, 11/15/2007                                                                     13,500,000               13,468,680

      5.05%, 11/15/2033                                                                      10,000,000                9,897,500

   (Genesys Health System)

      8.10%, 10/1/2013 (Prerefunded 10/1/2005)                                               10,000,000               11,687,900

Michigan Municipal Bond Authority, Revenue

  (Drinking Water Revolving Fund)

   5.25%, 10/1/2016                                                                           2,370,000                2,366,042

Michigan Strategic Fund:

   Obligation Revenue (Detroit Edison) 4.73%, 9/1/2029                                        3,750,000                3,748,350

   SWDR (Genesee Power Station Project)

      7.125%, 1/1/2006                                                                        6,300,000                6,360,480

Wayne State University, University Revenues

   5.40%, 11/15/2006 (Insured; AMBAC)                                                         2,775,000                2,873,568

MISSISSIPPI--2.0%

Mississippi 5.25%, 7/1/20011                                                                  6,790,000                6,958,188

Mississippi Development Bank, Special Obligation

  (Adams County HR Project)

   5.75%, 7/1/2010 (Insured; FSA)                                                             3,445,000                3,606,708

Mississippi Higher Education Assistance Corp.

  Student Loan Revenue:

      5.30%, 9/1/2008                                                                         2,390,000                2,389,044

      5.45%, 3/1/2010                                                                         2,600,000                2,621,372

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MISSISSIPPI (CONTINUED)

Walnut Grove Correctional Authority, COP:

   5.25%, 11/1/2005 (Insured; AMBAC)                                                          1,670,000                1,712,435

   5.50%, 11/1/2006 (Insured; AMBAC)                                                          1,760,000                1,829,643

   5.50%, 11/1/2007 (Insured; AMBAC)                                                          1,855,000                1,934,487

MISSOURI--2.7%

Joplin Industrial Development Authority, Revenue

  (Catholic Health Initiatives):

      5.50%, 12/1/2009                                                                        3,185,000                3,332,338

      5.625%, 12/1/2010                                                                       3,340,000                3,510,941

Phelps City Industrial Development Authority, Revenue

   (Excel Corp. Project) 7%, 12/1/2000                                                        4,500,000                4,500,270

Saint Louis, Airport Improvement Revenue

  (Lambert--Saint Louis International Airport):

      6%, 7/1/2005 (Insured; FGIC)                                                            1,545,000                1,602,783

      6%, 7/1/2005 (Insured; FGIC, Prerefunded 7/1/2002)                                      8,130,000  (d)           8,475,362

Saint Louis Industrial Development Authority, Revenue

   (Saint Louis Convention) 7%, 12/15/2015                                                    7,090,000                7,249,454

NEBRASKA--.2%

Albion, IDR (Cargill, Inc.) 7%, 12/1/2000                                                     2,600,000                2,600,182

NEVADA--1.1%

Clark County, Passenger Facility Charge Revenue

  (Las Vegas McCarran International Airport):

      5.95%, 7/1/2005 (Insured; AMBAC)                                                        6,365,000                6,711,765

      5.80%, 7/1/2009 (Insured; MBIA)                                                         4,250,000                4,437,382

NEW JERSEY--2.3%

New Jersey Economic Development Authority:

  Special Facilities Revenue

    (Continental Airlines, Inc.)

         6.625%, 9/15/2012                                                                    7,500,000                7,411,650

   Waste Paper Recycling Revenue

      (Marcal Paper Mills, Inc.):

         5.75%, 2/1/2004 (Insured; MBIA)                                                      2,325,000                2,300,727

         8.50%, 2/1/2010 (Insured; MBIA)                                                      2,930,000                3,167,887

New Jersey Turnpike Authority, Revenue

   5.625%, 1/1/2015 (Insured; MBIA)                                                           5,000,000                5,186,900

Orange Township

   6.60%, 2/1/2007 (Insured; FSA, Prerefunded 2/1/2005)                                       5,600,000  (d)           5,848,360

NEW MEXICO--1.1%

Farmington, PCR

   7.578%, 8/1/2002                                                                           5,000,000  (a,b)         5,009,900


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW MEXICO (CONTINUED)

New Mexico Educational Assistance Foundation,

  Student Loan Revenue

   6.70%, 3/1/2006                                                                            6,425,000                6,702,046

NEW YORK--7.4%

City University of New York, COP (John Jay College)

   5.75%, 8/15/2004                                                                           5,970,000                6,200,144

Long Island Power Authority, Electric System Revenue

   5%, 4/1/2012 (Insured; MBIA)                                                               5,000,000                5,046,150

New York City:

   5.70%, 8/1/2007                                                                            3,450,000                3,648,341

   6.25%, 8/1/2009                                                                            7,000,000                7,551,110

   6.375%, 8/15/2009                                                                         19,750,000               21,246,458

   6.375%, 8/15/2009 (Prerefunded 8/15/2005)                                                  5,250,000  (d)           5,716,095

   5%, 8/1/2012                                                                               3,935,000                3,902,143

New York State Dormitory Authority, Revenues

  (Department of Health):

      5.50%, 7/1/2010                                                                         2,000,000                2,055,400

      5.625%, 7/1/2011                                                                        3,240,000                3,336,487

New York State Thruway Authority, Service Contract

  Revenue (Local Highway & Bridge):

      6%, 4/1/2011                                                                            5,000,000                5,328,300

      5.25%, 4/1/2013 (Insured; MBIA)                                                         4,500,000                4,564,350

New York State Urban Development Corp.,

   Correctional Facilities Revenue 5.25%, 1/1/2010                                            4,520,000                4,604,750

Triborough Bridge and Tunnel Authority, Revenue

   6.75%, 1/1/2009                                                                            5,100,000                5,699,250

NORTH CAROLINA--1.0%

North Carolina Municipal Power Agency,

  Electric Revenue (Number 1 Catawba)

   5.50%, 1/1/2010                                                                           10,000,000               10,074,100

OHIO--2.2%

Cleveland, Airport Systems Revenue:

   5.50%, 1/1/2005 (Insured; FSA)                                                             1,000,000                1,026,210

Cuyahoga County, HR (Metrohealth System)

   5.25%, 2/15/2010 (Insured; MBIA)                                                           5,160,000                5,321,095

Franklin County, HR (Holy Cross Health Systems)

   5.20%, 6/1/2005 (Insured; MBIA)                                                            2,930,000                3,007,352

Knox County, Hospital Facilities Revenue

  (Knox Community Hospital Asset Guaranty)

   5%, 6/1/2012                                                                               1,500,000                1,458,465

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

OHIO (CONTINUED)

Lorain, Hospital Improvement Revenue

  (Lakeland Community Hospital, Inc.)

   6.50%, 11/15/2012                                                                          3,860,000                4,061,531

Ohio Air Quality Development Authority, PCR

   (Cleavland) 4.60%, 10/1/2030                                                               3,085,000                3,004,913

Ohio Water Development Authority,

  Pollution Control Facilities Revenue

   (Cleveland Electric) 4.60%, 10/1/2030                                                      6,000,000                5,851,920

OKLAHOMA--.9%

Tulsa, Municipal Airport Trust Revenue

  (American Airlines)

   5.80%, 6/1/2035                                                                            3,500,000                3,502,590

Washington County Medical Authority, Revenue

  (Jane Phillips Medical Center)

   5.50%, 11/1/2010 (Insured; Connie Lee)                                                     6,175,000                6,391,804

OREGON--1.0%

Multnomah County, COP

   4.50%, 8/1/2015                                                                            2,000,000                1,820,780

Port Portland International Airport, Revenue

   5%, 7/1/2014 (Insued; MBIA)                                                                2,555,000                2,446,719

Washington County Unified Sewer Agency

   Sewer Revenue 5.75%, 10/1/2012 (Insured; FGIC)                                             5,670,000                6,101,204

PENNSYLVANIA--4.4%

Beaver County Industrial Development Authority, PCR

   (Ohio Edison Co. Project) 4.431%, 6/1/2004                                                 7,500,000  (a,b)         7,070,925

Delaware County Industrial Development Authority, PCR

   (Peco Energy Co.) 5.20%, 4/1/2021                                                          4,000,000                3,990,080

Erie County Hospital Authority, Revenue

  (Hamot Health Foundation)

   5.375%, 5/15/2010 (Insured; AMBAC)                                                         2,340,000                2,405,005

Pennsylvania Economic Development Financing Authority,

  RRR (Northampton Generating):

      6.75%, 1/1/2007                                                                         7,000,000                7,054,880

      6.40%, 1/1/2009                                                                        11,000,000               10,782,310

      6.50%, 1/1/2013                                                                         2,000,000                1,941,340

Pennsylvania Higher Educational Facilities Authority,

  Health Services Revenue (University of Pennsylvania):

      5.60%, Series A, 1/1/2010                                                               4,750,000                4,650,915

      5.60%, Series B, 1/1/2010                                                               4,350,000                4,259,259

      5.70%, 2/1/2011                                                                         5,250,000                5,133,713


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

RHODE ISLAND--2.2%

Rhode Island Health and Educational Building Corp.,

  Health Facilities Revenue (San Antoine)

      5.50%, 11/15/2009                                                                       3,320,000                3,365,584

   Hospital Financing Revenue

   (Lifespan Obligation Group):

      5.75%, 5/15/2007 (Insured; MBIA)                                                        4,805,000                5,057,166

      5.75%, 5/15/2008 (Insured; MBIA)                                                        5,560,000                5,868,135

Rhode Island Housing and Mortgage Finance Corp.:

   (Homeownership Opportunity)
      7.30%, 10/1/2008                                                                        4,680,000                4,953,593

   (Rental Housing Program):

      5.65%, 10/1/2007                                                                        2,175,000                2,196,424

      5.65%, 10/1/2008                                                                        1,350,000                1,360,706

SOUTH CAROLINA--2.6%

Charleston County, Health Facilities Revenue

   (Espiscopal Church) 5.40%, 4/1/2004                                                        5,000,000                4,861,800

Charleston County, Hospital Facilities Improvement

  Revenue (Medical Society Health)

   5.50%, 10/1/2005 (Insured; MBIA)                                                           7,945,000                8,184,383

Charleston County, RRR (Foster Wheeler)

   5%, 1/1/2007 (Insured; AMBAC)                                                              2,685,000                2,706,587

Georgetown County, Pollution
   Control Facilities Revenue

   (International Paper Co.) 5.125%, 2/1/2012                                                 3,000,000                2,806,620

Oconee County, PCR (Engelhard Corp. Project)

   5.375%, 5/1/2006                                                                           1,500,000                1,516,770

Piedmont Municipal Power Agency, Electric Revenue

   6.25%, 1/1/2004 (Insured; FGIC,
      Escrowed To Maturity)                                                                     585,000                  614,595

   6.25%, 1/1/2004 (Insured; FGIC)                                                            3,465,000                3,591,265

York County, PCR (Bowater, Inc.)

   7.625%, 3/1/2006                                                                           2,900,000                3,073,681

TENNESSEE--1.0%

Johnson City Health and Educational Facility Board, HR

  (Medical Center Hospital Improvement)

   5.125%, 7/1/2011 (Insured; MBIA)                                                           6,720,000                6,830,880

Tennessee Housing Development Agency

  (Homeownership Program):

      5.20%, 7/1/2010                                                                         1,815,000                1,828,812

      5.30% 7/1/2011                                                                          2,140,000                2,158,789

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS--8.2%

Austin Independent School District:

   5.60%, 8/1/2009 (Prerefunded 8/1/2006)                                                     4,590,000  (d)           4,826,982

   5.60% 8/1/2009                                                                             2,025,000                2,110,030

Cypress-Fairbanks Independent School District

   (Schoolhouse) 6.75%, 2/15/2012                                                             1,700,000                1,928,650

Dallas-Fort Worth International Airport Facilities

   Improvement Corp. Revenue 7.08%, 11/1/2003                                                 5,975,000  (a,b)         6,034,511

Ennis IDC, Revenue, (Cargill, Inc.)

   6.15%, 11/1/2003                                                                           2,450,000                2,485,696

Gulf Coast Waste Disposal Authority, SWDR

   (Quaker Oats Co.) 5.70%, 5/1/2006                                                          2,210,000                2,266,222

Harris County Health Facilities Development Corp., HR:

  (Memorial Hermann Hospital System)

      5.50%, 6/1/2012 (Insured; FSA)                                                          8,295,000                8,497,564

   (Memorial Hospital System)

      6%, 6/1/2008 (Insured; MBIA)                                                            3,000,000                3,208,020

Harris County Hospital District, Mortgage Revenue

   7.50%, 2/15/2003 (Insured; AMBAC)                                                          5,475,000                5,747,296

Matagorda County, Navigation District, PCR

   5.03%, 11/1/2001                                                                           5,000,000  (a,b)         4,966,800

North Central Health Facility Development Corp.,

  Revenue (Baylor Healthcare System):

      6.44%, 5/15/2008                                                                       11,750,000               12,217,180

      6.44%, 5/15/2008 (Prerefunded 5/15/2002)                                                1,250,000  (d)           1,308,650

Port Corpus Christi Authority, Nueces County

   General Revenue (Union Pacific) 5.125%, 4/1/2009                                           2,250,000                2,083,140

Rio Grande Consolidated Independent School District,

   Public Facilities LR 6.40%, 7/15/2003                                                      3,060,000                3,081,542

Rio Grande Valley Health Facilities Development Corp., HR

  (Valley Baptist Medical Center)

   6.25%, 8/1/2006 (Insured; MBIA)                                                            5,100,000                5,321,187

South Texas Higher Education Authority,

   Student Loan Revenue 5.30%, 12/1/2003                                                      2,245,000                2,267,472

Tarrant County Health Facilities Development Corp.,

  Health Systems Revenue:

      (Harris Methodist Health Systems) 6%, 9/1/2010                                          7,725,000                8,403,796

      (Health Resources Systems)

         5.75%, 2/15/2014 (Insured; MBIA)                                                     5,000,000                5,061,900

Texas State College, Student Loan:

   6%, 8/1/2005                                                                               2,130,000                2,245,169

   6%, 8/1/2006                                                                               2,500,000                2,655,450


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTAH--2.0%

Carbon County, SWDR:

   (Sunnyside Cogeneration-A) 6.375%, 8/15/2011                                               8,450,000                8,003,840

   (Sunnyside Cogeneration-B) Zero Coupon, 8/15/2024                                          2,585,000                  419,882

Jordanelle Special Service District

  (Special Assessment Improvement District)

   8%, 10/1/2011                                                                              6,660,000                6,603,323

Utah Board of Regents, Student Loan Revenue:

   6.25%, 11/1/2003 (Insured; AMBAC)                                                          3,000,000                3,118,290

   6.35%, 11/1/2004 (Insured; AMBAC)                                                          3,000,000                3,134,700

VIRGINIA--2.8%

Big Stone Gap Redevelopment and Housing Authority,

  Correctional Facility LR

   (Wallens Ridge Development Project) 6%, 9/1/2007                                           4,000,000                4,290,960

Fairfax County Economic Development Authority,

  Educational Facilities Revenue

  (George Mason University Educational Foundation):

      6.50%, 11/15/2002                                                                       2,000,000                2,048,700

      6.95%, 11/15/2002                                                                       5,360,000                5,481,994

Lexington Industrial Development Authority,

  Residential Care Facility Revenue

   (First Mortgage) 5%, 10/1/2004                                                             5,630,000                5,402,717

Virginia Housing Development Authority,

  Commonwealth Mortgage:

      6.05%, 1/1/2004                                                                         4,400,000                4,542,560

      6.15%, 1/1/2005                                                                         4,400,000                4,590,960

      5.45%, 1/1/2012                                                                         2,205,000                2,215,011

      5.70%, 7/1/2015 (Insured; MBIA)                                                         1,510,000                1,534,085

WASHINGTON--3.1%

Clark County Public Utility District, Electric Revenue

   6.30%, 1/1/2004 (Insured; FGIC)                                                            1,275,000                1,302,260

   6.30%, 1/1/2004 (Insured; FGIC, Prerefunded 1/1/2001)                                      1,885,000  (d)           1,925,584

Washington Health Care Facilities Authority, Revenue

  (Sisters of Providence)

   5.40%, 10/1/2010 (Insured; AMBAC)                                                          3,000,000                3,074,640

Washington Housing Finance Commission:

   SFMR, 6.85%, 7/1/2011 (Insured; FNMA, GNMA)                                                2,440,000                2,507,027

   MFHR (Alderbrook Apartments Project)

      4.90% 7/1/2030 (LOC; Bank One, Arizona)                                                 7,100,000                6,954,521

Washington, Public Power Supply Systems Revenue

  (Nuclear Project Number 1):

      7.25%, 7/1/2006 (Insured; FSA)                                                          6,000,000                6,739,020

      6%, 7/1/2007 (Insured; AMBAC)                                                           9,720,000               10,419,646

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

WISCONSIN--2.6%

Carlton, PCR (Wisconsin Public Service Corp.)

   6.125%, 10/1/2005                                                                          5,000,000                5,217,650

Nekoosa, PCR (Nekoosa Papers, Inc.)

   5.35%, 7/1/2015                                                                            4,000,000                3,471,760

Wisconsin Health and Educational Facilities Authority, Revenue:

  (Aurora Health Care, Inc.):

      5%, 8/15/2009 (Insured; MBIA)                                                           4,335,000                4,360,533

      5%, 8/15/2010 (Insured; MBIA)                                                           3,955,000                3,967,181

   (Aurora Medical Group, Inc.)

      6%, 11/15/2011 (Insured; FSA)                                                           3,500,000                3,812,515

   (Luther Hospital) 6.125%, 11/15/2006                                                       3,500,000                3,637,025

   (Wheaton Franciscan Services, Inc.)

      6.50%, 8/15/2007 (Insured; MBIA)                                                        3,000,000                3,097,290

U. S. RELATED--.8%

Childrens Trust Fund, Tobacco Settlement Revenue:

   5.75%, 7/1/2012                                                                            5,000,000                5,142,550

   5.75%, 7/1/2013                                                                            3,300,000                3,371,742

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $1,022,449,721)                                                                                           1,037,031,467
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL INVESTMENTS--2.2%
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA--.5%

Saint Lucie County, PCR, VRDN

   (Florida Power & Light Co.) 4.25%                                                          5,000,000                5,000,000

INDIANA--.3%

Mount Vernon, PCR, VRDN

   (General Electric Co.) 4.25%                                                               3,200,000                3,200,000

MISSISSIPPI--.1%

Jackson County, Port Facility Revenue, VRDN

   (Chevron USA, Inc.) 4.20%                                                                  1,700,000                1,700,000

PENNSYLVANIA--.4%

Geisinger Authority, Health Systems Revenue, VRDN

   (Geisinger Health System) 4.20%                                                            4,700,000                4,700,000

TEXAS--.1%

Harris County Health Facilities Development Corp.,

  HR, VRDN (Methodist Hospital):

      4.10%                                                                                     200,000                  200,000

      4.25%                                                                                   1,300,000                1,300,000


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

VIRGINIA--.4%

Roanoke Industrial Development Authority, HR, VRDN

   (Carilion Health System) 4.25%                                                             3,800,000                3,800,000

WYOMING--.4%

Lincoln County, PCR (Exxon) 4.25%                                                             3,900,000                3,900,000

TOTAL SHORT TERM MUNICIPAL INVESTMENTS

   (cost $23,800,000)                                                                                                 23,800,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,046,249,721)                                                          100.1%            1,060,831,467

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.1%)              (1,235,030)

NET ASSETS                                                                                       100.0%            1,059,596,437

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations


AMBAC                     American Municipal Bond

                             Assurance Corporation

COP                       Certificate of Participation

EDR                       Economic Development Revenue

EIR                       Environmental Improvement

                             Revenue

FGIC                      Financial Guaranty

                             Insurance Company

FNMA                      Federal National Mortgage

                             Association

FSA                       Financial Security Assurance

GNMA                      Government National

                             Mortgage Association

HR                        Hospital Revenue

IDC                       Industrial Development

                             Corporation

IDR                       Industrial Development Revenue

LOC                       Letter of Credit

LR                        Lease Revenue

MBIA                      Municipal Bond Investors

                             Assurance Insurance

                             Corporation

MFHR                      Multi-Family Housing Revenue

PCR                       Pollution Control Revenue

RRR                       Resources Recovery Revenue

SFMR                      Single Family Mortgage Revenue

SWDR                      Solid Waste Disposal Revenue

VRDN                      Variable Rate Demand Notes



Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              44.6

AA                               Aa                              AA                                               17.4

A                                A                               A                                                15.6

BBB                              Baa                             BBB                                               7.7

BB                               Ba                              BB                                                1.0

B                                B                               B                                                 1.7

F1+, F-1                         MIG1, VMIG1 & P1                SP1, A1                                           2.2

Not Rated (e)                    Not Rated (e)                   Not Rated (e)                                     9.8

                                                                                                                 100.0

(A) INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE PERIODICALLY.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION
NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30, 2000, THESE
SECURITIES AMOUNTED TO $35,643,001 OR 3.4% OF THE NET ASSETS.

(C)  NON-INCOME PRODUCING SECURITY; INTEREST PAYMENTS IN DEFAULT.

(D)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(E)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POORS
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

November 30, 2000 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                         1,046,249,721  1,060,831,46

Interest receivable                                                  16,815,367

Receivable for investment securities sold                               757,127

Receivable for shares of Common Stock subscribed                         27,000

Prepaid expenses                                                         14,651

                                                                  1,078,445,612
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           693,919

Cash overdraft due to Custodian                                       1,438,349

Payable for investment securities purchased                          16,538,820

Accrued expenses                                                        178,087

                                                                     18,849,175
--------------------------------------------------------------------------------

NET ASSETS ($)                                                     1,059,596,437
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                    1,054,197,689

Accumulated net realized gain (loss) on investments                 (9,182,998)

Accumulated net unrealized appreciation (depreciation)

   on investments--Note 4                                           14,581,746
--------------------------------------------------------------------------------

NET ASSETS ($)                                                   1,059,596,437
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(300 million shares of $.001 par value Common Stock authorized)     79,700,067

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)
                                                                         13.29

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     30,116,618

EXPENSES:

Management fee--Note 3(a)                                            3,226,318

Shareholder servicing costs--Note 3(b)                                 644,295

Professional fees                                                       64,232

Custodian fees                                                          37,869

Directors' fees and expenses--Note 3(c)                                 18,401

Registration fees                                                       11,977

Prospectus and shareholders' reports                                     6,957

Loan commitment fees--Note 2                                             4,437

Miscellaneous                                                           26,745

TOTAL EXPENSES                                                       4,041,231

Less--reduction in management fee due to
   undertaking--Note 3(a)                                             (14,793)

NET EXPENSES                                                         4,026,438

INVESTMENT INCOME--NET                                              26,090,180
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments and foreign currency transactions
                                                                     (681,316)

Net unrealized appreciation (depreciation) on investments           29,496,871

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              28,815,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                54,905,735

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                        November 30, 2000          Year Ended

                                              (Unaudited)        May 31, 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         26,090,180           57,510,356

Net realized gain (loss) on investments         (681,316)          (8,487,107)

Net unrealized appreciation (depreciation)
   on investments                             29,496,871          (62,114,707)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  54,905,735          (13,091,458)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                       (26,090,180)         (58,000,611)

Net realized gain on investments                       --          (7,713,928)

TOTAL DIVIDENDS                              (26,090,180)         (65,714,539)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  33,272,094          85,175,247

Dividends reinvested                           18,909,266          48,514,964

Cost of shares redeemed                      (88,338,831)        (253,212,518)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS           (36,157,471)        (119,522,307)

TOTAL INCREASE (DECREASE) IN NET ASSETS       (7,341,916)        (198,328,304)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,066,938,353        1,265,266,657

END OF PERIOD                               1,059,596,437        1,066,938,353
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     2,511,859            6,409,564

Shares issued for dividends reinvested          1,423,725            3,661,646

Shares redeemed                               (6,660,101)         (19,104,095)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (2,724,517)         (9,032,885)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions These figures have been derived from the fund' s financial statements.

                                 Six Months Ended

                                November 30, 2000                                             Year Ended May 31,
                                                               ---------------------------------------------------------------------

                                       (Unaudited)             2000            1999            1998            1997            1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                       12.94            13.83           14.14           13.85           13.75           14.02

Investment Operations:

Investment income--net                         .32              .66             .67             .69             .71             .72

Net realized and unrealized
   gain (loss) on investments                  .35            (.79)           (.18)             .41             .20           (.24)

Total from Investment
   Operations                                  .67            (.13)             .49            1.10             .91             .48

Distributions:

Dividends from investment
   income--net                               (.32)            (.67)           (.67)           (.69)           (.70)           (.72)

Dividends from net realized
   gain on investments                          --            (.09)           (.13)           (.12)           (.11)           (.03)

Total Distributions                          (.32)            (.76)           (.80)           (.81)           (.81)           (.75)

Net asset value,
   end of period                             13.29            12.94           13.83           14.14           13.85           13.75
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                          10.41(a)            (.97)            3.53            8.04            6.80            3.44
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                       .75(a)              .75             .75             .74             .73             .71

Ratio of net investment
   income to average
   net assets                              4.85(a)             4.98            4.75            4.91            5.10            5.14

Decrease reflected in
   above expense ratios
   due to undertakings
   by The Dreyfus Corporation             .00(a,b)              .02             .02             .01              --              --

Portfolio Turnover Rate                   12.32(c)            20.86           20.37           40.27           46.67           48.70
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                           1,059,596        1,066,938       1,265,267       1,346,267       1,387,575       1,467,340

(A) ANNUALIZED.

(B) AMOUNT REPRESENTS LESS THAN .01%.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the " Manager" ) serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation, (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions  are  recorded  on  the  identified  cost  basis.  Interest income,
adjusted   for  amortization  of  premiums  and  original  issue

                                                                       The  Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

discounts on investments,  is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $7,208,000 availaable for Federal income tax purposes to be applied against net securities profits, if any, realized subsequent to May 31, 2000. This amount is calculated based on Federal income tax regulations which may differ from financial reporting in accordance with generally accepted accounting principles. If not applied, the carryover expires in fiscal 2008.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of
the    Facility.    Interest    is    charged    to

the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 2000, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Manager had undertaken from June 1, 2000, through November 30, 2000 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceeded an annual rate of .75 of 1% of the value of the fund' s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $14,793 during the period ended November 30, 2000.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholders accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2000, the fund was charged $323,251 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2000, the fund was charged $167,555 pursuant to the transfer agency agreement.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(c) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation.

(d) A .10% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund' s exchange privilege. During the period ended November 30, 2000, redemption fees charged and retained by the fund amounted to $558.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2000, amounted to $128,904,442 and $159,158,461, respectively.

At November 30, 2000, accumulated net unrealized appreciation on investments was
$14,581,746,   consisting  of  $28,146,164  gross  unrealized  appreciation  and
$13,564,418 gross unrealized depreciation.

At November 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).



                                                           For More Information

                        Dreyfus Intermediate Muncipal Bond Fund, Inc.

                        200 Park Avenue

                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

                      Custodian

                        The Bank of New York

                        100 Church Street

                        New York, NY 10286

                      Transfer Agent &

                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.

                        P.O. Box 9671

                        Providence, RI 02940

                      Distributor

                        Dreyfus Service Corporation

                        200 Park Avenue

                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  947SA0011